Other operating income / (expense), net - Summary (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income (expense) [Line Items]
Gain / (loss) from commodity derivative financial instrument		$ 10,593	$ 6,913	$ (6,842)
(Loss) / gain from disposal of other property items		(2,408)	4,747	3,718
Net (loss) / gain from fair value adjustment of investment property		(23,375)	10,620	(2,961)
Gain from disposal of farmland and other assets (Note 21)		6,050	6,334	0
Impairment of assets destroyed by fire		(14,259)	0	0
Tax credits recognized		19,486	0	0
Others		8,737	(3,024)	7,955
Other operating income, net		4,824	$ 25,590	$ 1,870
Inventory write-down	$ 12,000
Impairment loss recognised in profit or loss, property, plant and equipment	$ 2,000
Income from government grants		8,100
Exclusion of ICMS from the calculation base for PIS and COFINS
Other Operating Income (expense) [Line Items]
Tax credits recognized		$ 11,300